UNIT-BASED AND NONCASH COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
UNIT-BASED AND NONCASH COMPENSATION
13. UNIT-BASED AND NONCASH COMPENSATION
SMLP Long-Term Incentive Plan.
The SMLP LTIP provides for equity awards to eligible officers, employees, consultants and directors of our General Partner and its affiliates. Items to note:

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In March 2020, we granted 3,811,301 phantom units and associated distribution equivalent rights to employees in connection with our annual incentive compensation award cycle. These awards had a grant date fair value of $0.55 and vest ratably over a three-year period.

•	In March 2020, we also issued 549,450 common units to our three independent directors in connection with their annual compensation plan.

•	During the three months ended March 31, 2020, 418,999 phantom units vested.

•	In March 2020, we increased the number of common units authorized under the SMLP LTIP to 15,000,000 common units and extended the term of the SMLP LTIP for 10 years.

•	As of March 31, 2020, approximately 6.9 million common units remained available for future issuance under the SMLP LTIP.

14. UNIT-BASED AND NONCASH COMPENSATION
SMP Net Profits Interests.
In connection with the formation of Summit Investments in 2009, up to 7.5% of total membership interests were authorized for issuance, of which 6.355% had been granted to certain current and former members of management. SMP Net Profits Interests participate in distributions upon time vesting and the achievement of certain distribution targets. The SMP Net Profits Interests were accounted for as compensatory awards. Additional SMP Net Profits Interests were granted through January 2012. All grants vested ratably over five years and provided for accelerated vesting in certain limited circumstances.
As of December 31, 2019, 4.2% of SMP Net Profits Interests were vested and outstanding. There were no nonvested SMP Net Profits Interests as of December 31, 2019 and 2018.
SMLP Long-Term Incentive Plan.
The SMLP LTIP provides for equity awards to eligible officers, employees, consultants and directors of our General Partner and its affiliates, thereby linking the recipients’ compensation directly to SMLP’s performance. The SMLP LTIP is administered by our General Partner’s Board of Directors, though such administration function may be delegated to a committee appointed by the board. A total of 5.0 million common units was reserved for issuance pursuant to and in accordance with the SMLP LTIP. As of December 31, 2019, approximately 1.3 million common units remained available for future issuance.
The SMLP LTIP provides for the granting, from time to time, of unit-based awards, including common units, restricted units, phantom units, unit options, unit appreciation rights, distribution equivalent rights, profits interest units and other unit-based awards. Grants are made at the discretion of the Board of Directors or Compensation Committee of our General Partner. The administrator of the SMLP LTIP may make grants under the SMLP LTIP that contain such terms, consistent with the SMLP LTIP, as the administrator may determine are appropriate, including vesting conditions. The administrator of the SMLP LTIP may, in its discretion, base vesting on the grantee’s completion of a period of service or upon the achievement of specified financial objectives or other criteria or upon a change of control (as defined in the SMLP LTIP) or as otherwise described in an award agreement. Termination of employment prior to vesting will result in forfeiture of the awards, except in limited circumstances as described in the plan documents. Units that are canceled or forfeited will be available for delivery pursuant to other awards.
The following table presents phantom unit activity:

	Units	Weighted-average grant date fair value
Nonvested phantom units, January 1, 2017	691,955	$19.59
Phantom units granted	371,972	22.50
Phantom units vested	(293,222)	24.76
Phantom units forfeited	(21,431)	20.07

Nonvested phantom units, December 31, 2017	749,274	20.07
Phantom units granted	515,358	15.25
Phantom units vested	(359,016)	22.39
Phantom units forfeited	(41,492)	17.27

Nonvested phantom units, December 31, 2018	864,124	17.11
Phantom units granted	1,913,099	6.48
Phantom units vested	(602,617)	16.78
Phantom units forfeited	(68,611)	12.87

Nonvested phantom units, December 31, 2019	2,105,995	$7.69

A phantom unit is a notional unit that entitles the grantee to receive a common unit upon the vesting of the phantom unit or on a deferred basis upon specified future dates or events or, in the discretion of the administrator, cash equal to the fair market value of a common unit. Distribution equivalent rights for each phantom unit provide for a lump sum cash amount equal to the accrued distributions from the grant date to be paid in cash upon the vesting date.
Phantom units granted to date generally vest ratably over a three-year period. Grant date fair value is determined based on the closing price of our common units on the date of grant multiplied by the number of phantom units awarded to the grantee. Forfeitures are recorded as incurred. Holders of all phantom units granted to date are entitled to receive distribution equivalent rights for each phantom unit, providing for a lump sum cash amount equal to the accrued distributions from the grant date of the phantom units to be paid in cash upon the vesting date. Upon vesting, phantom unit awards may be settled, at our discretion, in cash and/or common units, but the current intention is to settle all phantom unit awards with common units.
The intrinsic value of phantom units that vested during the years ended December 31, follows.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Intrinsic value of vested LTIP awards	$5,940	$5,393	$6,657
As of December 31, 2019, the unrecognized unit-based compensation related to the SMLP LTIP was $8.5 million. Incremental unit-based compensation will be recorded over the remaining weighted-average vesting period of approximately 1.6 years.
Unit-based compensation recognized in general and administrative expense related to awards under the SMLP LTIP follows.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
SMLP LTIP unit-based compensation	$8,171	$8,328	$7,951